Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of (Loss) Income Before Income Taxes

(Loss) income before income taxes

	For the year ended June 30
	2025	2024	2023
Mainland China	516,640	2,878,314	4,350,067
Non- mainland China	(5,592,254)	(4,721,679)	(3,580,421)
	(5,075,614)	(1,843,365)	769,646

Schedule of Statutory Rate to the Company's Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the year ended June 30
	2025	2024	2023
Mainland China statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(22.0)%	(56.5)%	115.5%
Effect of tax rate changes on deferred taxes	5.3%	(8.9)%	7.9%
Effect of mainland China preferential tax rate and tax relief	(1.7)%	(27.0)%	(28.5)%
Tax exempt income	1.4%	1.6%	(5.1)%
Research and development credits	28.2%	96.6%	(230.4)%
Business insurance	(2.5)%	(5.7)%	13.7%
Late payment interest	(5.0)%	(20.0)%	42.5%
Withholding tax	-%	(4.7)%	9.1%
Depreciation and amortization	-%	(2.2)%	7.5%
Investment gain/loss	-%	(2.3)%	43.2%
Statutory income/expense	(0.5)%	3.9%	(6.1)%
Intercompany transfers	(14.6)%	(10.9)%	(24.7)%
Change in valuation allowances	(30.0)%	3.6%	43.3%
Goodwill impairment	(1.3)%	-%	69.0%
Others	(0.9)%	(1.2)%	5.8%
Effective tax rate	(18.6)%	(8.7)%	87.7%

Schedule of Provision (Benefit) for Income Tax

The provision (benefit) for income tax consists of the following:

	For the year ended June 30
	2025	2024	2023
Current income tax	463,191	878,404	410,317
Deferred income tax	484,338	(717,679)	264,027
Total provision for income tax expenses	947,529	160,725	674,344

Schedule of Deferred Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	2,188,458	1,394,349
Accrued expenses	36,094	27,184
Lease liabilities	840,258	641,646
Share of investee’s loss	33,764	27,125
Unrealized gains and losses for internal related parties	145,804	1,521
Provision for credit losses	168,227	117,213
Others	7,259	-
Valuation allowances	(2,495,112)	(935,005)
Total deferred tax assets	924,752	1,274,033

Deferred tax liabilities:
ROU assets	758,483	576,986
Intangible assets	344,139	378,344
Total deferred tax liabilities	1,102,622	955,330

Net deferred tax assets	73,942	697,047
Net deferred tax liabilities	251,812	378,344

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2025	2024	2023
Balance at July 1	2,780,674	2,442,085	3,095,554
Increase	1,072,205	518,179	934,563
Decrease	(15,103)	(172,682)	(1,386,797)
Foreign currency translation adjustment	43,169	(6,908)	(201,235)
Balance at June 30	3,880,945	2,780,674	2,442,085

Schedule of Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2025	2024

VAT payable	908,992	761,457
Corporate income tax payable	113,840	146,030
Withholding tax payable	390,640	326,183
Disability insurance fund payable	971,516	1,035,935
Other tax payables	78,718	82,010
Total tax payables	2,463,706	2,351,615